Income taxes (Details)	12 Months Ended
Mar. 31, 2015
Switzerland
Income taxes
Tax rate (as a percent)	10.00%
British Virgin Islands
Income taxes
Tax rate (as a percent)	0.00%
Russia
Income taxes
Tax rate (as a percent)	20.00%
Ukraine
Income taxes
Tax rate (as a percent)	18.00%
Romania
Income taxes
Tax rate (as a percent)	16.00%
Poland
Income taxes
Tax rate (as a percent)	19.00%
USA
Income taxes
Tax rate (as a percent)	35.00%
UK
Income taxes
Tax rate (as a percent)	21.00%
Canada
Income taxes
Tax rate (as a percent)	35.00%
Germany
Income taxes
Tax rate (as a percent)	29.00%
Cyprus
Income taxes
Tax rate (as a percent)	12.50%
Singapore
Income taxes
Tax rate (as a percent)	17.00%
Bulgaria
Income taxes
Tax rate (as a percent)	10.00%